LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Term Prepayment Deposits and Other Assets [Abstract]
Provision for value-added tax receivables	$ 5,714	$ 3,023	$ 5,786